Accounts receivable (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Trade and other current receivables [abstract]
Schedule of Detailed Information about Accounts Receivables

	July 31, 2021 $	October 31, 2020 $
Trade receivables	2,877,970	571,300
Harmonized Sales Taxes receivable	378,011	274,998
Other receivables	—	43,931

	3,255,981	890,229

	2020	2019
	$	$
Trade receivables	571,300	32,446
Harmonized Sales Taxes receivable	274,998	447,436
Investment tax credits receivable	—	342,797
Other receivables	43,931	—

	890,229	822,679

Summary of Analysis of Age of Financial Assets that are Past Due

Aging Summary	2020	2019
	$	$
Current	859,753	821,033
1-30 days	—	303
31-60 days	21,455	367
61-90 days	—	—
91 days and over	9,021	976

	890,229	822,679